STOCKHOLDERS' EQUITY (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Stockholders Equity [Line Items]
Risk-free interest rate	1.80%	0.00%	1.80%	0.90%
Expected volatility	71.50%	0.00%	71.50%	80.00%	77.06%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Contractual life (in years)	10 years	0 years	10 years	10 years
Early Exercise Multiple (Suboptimal Factor)	3	0	3	0
Weighted-average estimated fair value of options granted during the period	$ 0.57	$ 0	$ 0.57	$ 1.44